Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13 - RELATED PARTY TRANSACTIONS

(A) Related party balances

Accounts receivable - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Accounts receivable	$88,885	$326,914
Accounts receivable - related parties			$88,885	$326,914

During the nine months ended December 31, 2024, the Company received $285,814 from Fly E Bike SRL.

Prepayments and other receivables - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Other receivables	$6,057	$180,256
PJMG LLC	Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity	Prepayments	165,000	60,000
Prepayments and other receivables - related parties			$171,057	$240,256

During the nine months ended December 31, 2024, the Company advanced $6,057 to Fly E Bike SRL, a distributor the Company works with and in which Mr. Ou holds over 50% of the equity interest. This advance is unsecured, bears no interest and does not have a maturity date. On June 12, 2024, the Company received $180,256 from Fly E Bike SRL. On April 1, 2023, the Company agreed to retain the services of PJMG, a company in which Mr. Guo, the Company’s former CFO who resigned on November 6, 2024, holds over 50% of the equity interests as a consultant following the completion of its IPO. PJMG was engaged to provide compliance consulting services related to accounting, finance, and management, as well as to oversee market planning and development, follow-on fundraising, and investor relationship management from June 2024 to May 2025. The service fee is $45,000 for the first month and from the second month the fees will be $15,000 per month. To secure these services, the Company prepaid a total of $165,000 to PJMG as of December 31, 2024. From August 9, 2024 to September 17, 2024, the Company advanced $477,771 to Mr. Ou, Chairman and CEO of the Company, for personal use. This advance is unsecured, bears no interest and does not have a maturity date. As of December 31, 2024, the advance was paid back in full.

Long-term prepayment for software development - related parties, net

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
DF Technology US Inc	Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity	Long-term prepayment for software development	$536,580	$1,279,000
Long-term prepayment for software development - related parties, net			$536,580	$1,279,000

In December 2023, the Company engaged DFT for development of certain technology services. Mr. Guo, the Company’s former CFO who resigned on November 6, 2024, owns over 50% of the equity interest in DFT. As of December 31, 2024 and March 31, 2024, the Company paid $536,580 and $1,279,000 to DFT as prepayment for software development, respectively. As of December 31, 2024 and March 31, 2024, construction in progress was $1,910,000 and $275,000, respectively (see Note 5 - Property and Equipment).

Other payables - related parties

Name of Related Party	Relationship	Nature	December 31, 2024(i)	March 31, 2024(i)
Zhou Ou	Chairman, CEO of the Company	Other payable	$-	$92,229
Other Payables-related parties			$-	$92,229

(i)	Represents the remaining balance of the advance provided by the related party to the Company’s subsidiaries for the purpose of supporting their business operations.

All of the above payables are unsecured, non-interest bearing, and due on demand. The Company paid a total of $92,229 and $198,615 to Mr. Zhou Ou during the nine months ended December 31, 2024 and 2023, respectively.

(B) Related party transactions

Revenues - related parties

			For the Nine Months Ended December 31
Name of Related Party	Relationship	Nature	2024	2023
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Product sales	$47,785	$309,484
Revenues - related parties			$47,785	$282,814

During the nine months ended December 31, 2024 and 2023, Fly E Bike SRL, a distributor the Company works with and in which Mr. Ou holds over 50% of the equity interest, purchased certain EV products from the Company in the amount of $47,785 and $309,484, respectively.

Purchase of Intangible Assets - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
DF Technology US Inc	Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity	Purchase of Software	$500,000	$-
Purchase of Intangible Assets - related parties			$500,000	$-

In December 2023, the Company engaged DFT for development of certain technology services. Mr. Guo, the Company’s former CFO who resigned on November 6, 2024, owns over 50% of the equity interest in DFT. In July 2024, the Company engaged DFT for development of a new APP, GO FLY APP, for the rental business. The total contract price for the GO FLY APP is $500,000, and the GO FLY APP was delivered on September 5, 2024.

(C) Other Related Party Transactions

On March 6, 2021, the Company and DGLG entered into an engagement letter, pursuant to which the Company engaged DGLG as a consultant to assist the Company in its IPO planning, financing and tax services. Mr. Guo, the Company’s former CFO who resigned on November 6, 2024, is a partner at DGLG. Under the terms of the engagement agreement with DGLG, the Company has agreed to compensate DGLG for consulting services based on an hourly fee arrangement. DGLG’s consulting fees were $225,000 and $100,000 for the nine months ended December 31, 2024 and 2023, respectively. In addition, during the nine months ended December 31, 2024, the Company paid DGLG a total of $37,400 for tax services, including sales tax services, payroll tax services, and income tax services, rendered by DGLG.

On April 1, 2023, the Company agreed to retain the services of PJMG, a company in which Mr. Guo, the Company’s former CFO who resigned on November 6, 2024, holds over 50% of the equity interests as a consultant following the completion of its IPO. To secure these services, the Company prepaid a total of $165,000 to PJMG as of December 31, 2024. $165,000 was expensed as consulting expenses during the nine months ended December 31, 2024. During the nine months ended December 31, 2024, the Company paid PJMG a total of $232,547 for consulting services.

13 - RELATED PARTY TRANSACTIONS

(A) Related party balances

Accounts receivable - related parties

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Accounts receivable	$326,914	$136,565
Accounts receivable - related parties			$326,914	$136,565

In June 2024, the Company received $282,814 from Fly E Bike SRL.

Prepayments and other receivables - related parties

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Other receivables	$180,256	-
PJMG LLC	Ruifeng Guo (CFO), owns over 50% equity interest of this entity	Prepayments	$60,000	-
Prepayments and other receivables - related parties			$240,256	$-

During the year ended March 31, 2024, the Company advanced $291,756 to Fly E Bike SRL, a distributor the Company works with and in which Mr. Ou holds over 50% of the equity interest. This advance is unsecured, bears no interest and does not have a maturity date. During the year ended March 31, 2024, Fly E Bike SRL repaid $111,500 to the Company. On June 12, 2024, the Company received $180,256 from Fly E Bike SRL. For the prepayments to PJMG LLC, please refer to Note 13 - Loan payables - related party.

Long-term prepayment for software development - related parties, net

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
DF Technology US Inc	Ruifeng Guo (CFO), owns over 50% equity interest of this entity	Long-term prepayment for software development	$1,279,000	$-
Long-term prepayment for software development - related parties, net			$1,279,000	$-

In December 2023, the Company engaged DFT for certain technology services. Mr. Guo, the Company’s CFO, owns over 50% of the equity interest in DFT. As of March 31, 2024, the Company paid $1,279,000 to DFT as prepayment for software development. As of March 31, 2024, construction in progress was $275,000 (see Note 5 - Property and Equipment).

Other payables - related parties

Name of Related Party	Relationship	Nature	March 31, 2024(i)	March 31, 2023(i)
Zhou Ou	Chairman, CEO of the Company	Other payable	$92,229	$332,481
Other Payables-related parties			$92,229	$332,481

(i)	Represents the remaining balance of the advance provided by the related party to the Company’s subsidiaries for the purpose of supporting their business operations.

All of the above payables are unsecured, non-interest bearing, and due on demand. the Company paid a total of $290,252 and $2,496,323 to Mr. Zhou Ou during the years ended March 31, 2024 and 2023, respectively.

Loan payables - related party

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
PJMG LLC	Ruifeng Guo (CFO) owns over 50% equity interest of this entity	Loan payable	$-	$150,000
Loan Payables-related parties			$-	$150,000

On February 1, 2023, PJMG LLC (“PJMG”), a company in which Mr. Guo, the Company’s CFO, holds over 50% of the equity interests, provided a loan of $150,000 to the Company (the “PJMG Loan”). The PJMG Loan was unsecured, bore no interest and was set to mature on May 31, 2024. Furthermore, the Company has agreed to retain the services of PJMG as a consultant following the completion of its IPO. To secure these services, the Company prepaid a total of $210,000 to PJMG during the year ended March 31, 2024, of which $150,000 was applied to offset the PJMG Loan. The remaining prepayments balance was $60,000 as of March 31, 2024, and it will be used from June 2024. See Note 13 - Prepayments and other receivables - related parties.

(B) Related party transactions

Revenues - related party

			For the Years ended March 31,
Name of Related Party	Relationship	Nature	2024	2023
Fly E Bike SRL	Zhou Ou (CEO) owns over 50% equity interest of this entity	Product sales	$326,914	$136,565
Revenues-related parties			$326,914	$136,565

During the years ended March 31, 2024 and 2023, Fly E Bike SRL purchased certain EV products from the Company in the amount of $326,914 and $136,565, respectively.

(C) Other Related Party Transactions

(i) During the year ended March 31, 2024, Mr. Ou paid certain vendors of the Company to settle certain accounts payable balance on behalf the Company. On June 30, 2023, the Company transferred $2,263,630, a portion of the accounts payable balance, along with a cash contribution of $136,370 from Mr. Zhou Ou as capital contribution (see Note 9). On July 18, 2023, Mr. Ou paid $50,000 to one of the vendors on behalf the Company. As of March 31, 2024, a total of $2,400,000 were transferred and recorded as capital contribution (see Note 9).

(ii) On March 6, 2021, the Company and DGLG entered into an engagement letter, pursuant to which the Company engaged DGLG as a consultant to assist the Company in its IPO planning, financing and tax services. Mr. Guo, the Company’s CFO, is a partner at DGLG. Under the terms of the engagement agreement with DGLG, the Company has agreed to compensate DGLG for consulting services based on an hourly fee arrangement. DGLG’s consulting fees were $100,000 and $25,000 for the years ended March 31, 2024 and 2023, respectively. In addition, during the year ended March 31, 2024, the Company paid DGLG a total of $123,000 for tax services rendered by DGLG.